[logo] PIONEER
       Investments(R)







                                                 January 4, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Short Term Income Fund (the "Fund")
     (File Nos. 333-114423 and 811-21558)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of the prospectus and statement of additional information for the Fund, which would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 21 to the Fund's registration statement on Form N-1A filed electronically with the Commission on December 23, 2015
(SEC Accession No. 0001286364-15-000004).

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.

                                           Very truly yours,


                                           /s/ Daniel J. Hynes
                                               Daniel J. Hynes
                                               Senior Legal Product Manager

cc:  Jeremy B. Kantrowitz, Esq.
     Toby R. Serkin, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."